Segment and Geographic Information - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation and amortization
Depreciation and amortization (including multi-client data library)	$ 62,311	$ 92,030	$ 104,874
Operating segments [Member] | E & P Technology & Services [Member]
Depreciation and amortization
Depreciation and amortization (including multi-client data library)	51,014	80,138	99,774
Operating segments [Member] | E & P Operations Optimization [Member]
Depreciation and amortization
Depreciation and amortization (including multi-client data library)	2,869	2,849	3,364
Operating segments [Member] | Ocean Bottom Services [Member]
Depreciation and amortization
Depreciation and amortization (including multi-client data library)	6,158	6,517	0
Corporate and other [Member]
Depreciation and amortization
Depreciation and amortization (including multi-client data library)	$ 2,270	$ 2,526	$ 1,736